Income Taxes - U.S. and Foreign Components of Earnings Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.	$ 282,774	$ 144,298	$ 62,506
Foreign	1,854	(872)	474
Income before income tax expense	284,628	143,426	62,980
LAMAR MEDIA CORP [Member]
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.	283,107	144,643	62,841
Foreign	1,854	(872)	474
Income before income tax expense	$ 284,961	$ 143,771	$ 63,315